NPL Extract
Run Date - 6/13/2017 11:42:07 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
201885336	2017-03-01	Delinquent	04/30/2017	Curtailment of Income	30	1	04/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	10/10/2016	Ongoing dialogue with borrower	Comment 10/10/2016 indicated the borrower's financials were assessed and options for assistance to avoid foreclosure were provided. The borrower setup a payment arrangement for 10/10/2016 in the amount of $1698.72 and a future payment arrangement for 10/14/2016 in the amount of $1698.72.	No	Fair	Fair	Temporary	Fair	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/10/2016	No	Retention	Yes	05/21/2015	1	Completed	Non-HAMP	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Comment 10/10/2016 indicated the borrower's financials were assessed and options for assistance to avoid foreclosure were provided.The borrower setup a payment arrangement for 10/10/2016 in the amount of $1698.72  and a future payment arrangement for 10/14/2016 in the amount of $1698.72.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 05/21/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: A demand letter was sent on 02/15/2017.	A demand letter was sent on 02/15/2017.
201885339	2017-03-01	Delinquent	04/30/2017	Business Failure	60	1	04/29/2017	Vacant	04/22/2015	UTD	UTD	Yes	N/A	07/18/2016	Contact attempts - however unable to contact borrower	There was initial contact with the borrower, however there has been no recent contact. The borrower did advise that the property was listed for sale and inspection comments listed the property as vacant. A modification was discussed.	No	Poor	UTD	Temporary	Poor	Strong	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/18/2016	Yes	Non-Retention	Yes	0	Denied	Borrower did not return the final modification documents.	HAMP	$47,968.94	$1,339.15	04/03/2017-Mod denied	Yes	The final modification was denied due to the borrower not returning the final modification documents.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  There was initial contact with the borrower, however there has been no recent contact.  The borrower did advise that the property was listed for sale and inspection comments listed the property as vacant. A modification was discussed.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Borrower did not return the final modification documents..  04/03/2017-Mod denied
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Comments dated 07/18/2016 indicate that the borrower was offered modification options and refused to proceed.
Comments dated 10/25/2016 indicate that a forbearance plan was completed.
There is some indication of minor property damage, however no claim was filed as the damage fell below the claim threshold.	Comments dated 07/18/2016 indicate that the borrower was offered modification options and refused to proceed.
Comments dated 10/25/2016 indicate that a forbearance plan was completed.
There is some indication of minor property damage, however no claim was filed as the damage fell below the claim threshold.
201885343	2016-12-01	Delinquent	04/30/2017	Curtailment of Income	120+	1	04/27/2017	Tenant Occupied	UTD	UTD	Yes	N/A	04/27/2017	Ongoing dialogue with borrower	4/27/2016 Spoke to the borrower and advised of the amount needed to reinstate the loan. Advised the borrower that the funds must be certified and gave the borrower funding wire information	No	Fair	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Under Review	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017.  4/27/2016 Spoke to the borrower and advised of the amount needed to reinstate the loan. Advised the borrower that the funds must be certified and gave the borrower funding wire information
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201885360	2017-03-01	Delinquent	04/30/2017	Unemployment	60	1	04/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	04/27/2017	Ongoing dialogue with borrower	The borrower called and went over financials and explored options to avoid foreclosure. The borrower is unemployed with limited income flow. The borrower was advised of their right to request a follow up meeting within 14 days.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/27/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017.  The borrower called and went over financials and explored options to avoid foreclosure. The borrower is unemployed with limited income flow. The borrower was advised of their right to request a follow up meeting within 14 days.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201885369	2017-03-01	Delinquent	04/30/2017	UTD	30	1	04/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	02/27/2017	Ongoing dialogue with borrower	The borrower was contacted on 02/27/2017 regarding cancelling a payment on the web and rescheduled a payment to bring the account current. The borrower stated on 12/14/2016 cannot afford the property and requested assistance. The borrower wants to keep the property.	No	Fair	Fair	UTD	Fair	Strong	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/14/2016	No	Retention	No	Closed	UTD	UTD	UTD	No	There is evidence of a prior bankruptcy but no case details were noted.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  The borrower was contacted on 02/27/2017 regarding cancelling a payment on the web and rescheduled a payment to bring the account current.  The borrower stated on 12/14/2016 cannot afford the property and requested assistance.  The borrower wants to keep the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a prior bankruptcy but no case details were noted.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201885375	2012-04-01	Foreclosure	Foreclosure	04/30/2017	UTD	Foreclosure	1	04/28/2017	UTD	UTD	UTD	Yes	N/A	03/27/2017	Ongoing dialogue with borrower	03/27/2017 Spoke to the borrower who scheduled a trial payment in the amount of $2218.63 for 03/27/2017. Advised the borrower of the next steps to modification.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/27/2017	No	Retention	Yes	0	Approved	HAMP	$219,923.29	Monthly	$71,297.30	04/03/2017 Final docs sent to borrower	On Hold	02/01/2017	Current Loss Mitigation in Place	No	Referred to Attorney	10/21/2016	First Legal/NOD	10/21/2016	No	No	Final documents for modification were sent to the borrower on 04/03/2017 and pending response.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  03/27/2017 Spoke to the borrower who scheduled a trial payment in the amount of $2218.63 for 03/27/2017. Advised the borrower of the next steps to modification.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 10/21/2016.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.  Final documents for modification were sent to the borrower on 04/03/2017 and pending response.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  04/03/2017 Final docs sent to borrower
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201885377	2017-03-01	Delinquent	04/30/2017	Other	30	1	04/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	11/07/2016	Contact attempts - however unable to contact borrower	Borrower called and stated received an additional check in the amount of $16,000.00. Borrower stated will forward for deposit. Agent advised borrower needed contracting documents. Borrower stated still in the process of getting documents from contractor.	No	Fair	Fair	Temporary	Fair	Moderate	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	First Legal/NOD	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  Borrower called and stated received an additional check in the amount of $16,000.00. Borrower stated will forward for deposit. Agent advised borrower needed contracting documents. Borrower stated still in the process of getting documents from contractor.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments in file states borrower file Hazard Loss Claim, but no information in file as to damage noted.	Comments in file states borrower file Hazard Loss Claim, but no information in file as to damage noted.
201885380	2016-06-01	Foreclosure	Foreclosure	04/30/2017	Unable to Contact Borrower	Foreclosure	1	04/25/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	No	Referred to Attorney	12/22/2016	First Legal/NOD	12/22/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: The file was referred to foreclosure on 12/22/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201885394	2017-03-01	Delinquent	04/30/2017	Unable to Contact Borrower	30	1	05/08/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201885401	2017-03-01	Delinquent	04/30/2017	Excessive Obligations	30	1	05/04/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A